As filed with the Securities and Exchange Commission on August 19, 2014
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Vicki Horwitz
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – June 30, 2014

ITEM 1. REPORT TO STOCKHOLDERS.

The Wright Managed Blue Chip Investment Funds

The Wright Managed Blue Chip Investment Funds consist of three equity funds from The Wright Managed Equity Trust and two fixed-income funds from The Wright Managed Income Trust. Each of the five funds have distinct investment objectives and policies. They can be used individually or in combination to achieve virtually any objective. Further, as they are all "no-load" funds (no commissions or sales charges), portfolio allocation strategies can be altered as desired to meet changing market conditions or changing requirements without incurring any sales charges.

Approved Wright Investment List

Securities selected for investment in these funds are chosen mainly from a list of "investment grade" companies maintained by Wright Investors' Service ("Wright", "WIS" or the "Adviser"). Over 37,000 global companies (covering 69 countries) in Wright's database are screened as new data becomes available to determine any eligible additions or deletions to the list. The qualifications for inclusion as "investment grade" are companies that meet Wright's Quality Rating criteria. This rating includes fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. In addition, securities, which are not included in Wright's "investment grade" list, may also be selected from companies in the fund's specific benchmark (up to 20% of the market value of the portfolio) in order to achieve broad diversification.

Three Equity Funds

Wright Selected Blue Chip Equities Fund (WSBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income. The Fund's portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the Fund's investment. The Adviser seeks to outperform the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright Major Blue Chip Equities Fund (WMBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income by providing a broadly diversified portfolio of equities of larger well-established companies with market values of $5-$10 billion or more. The Adviser seeks to outperform the Standard & Poor's 500 Index ("S&P 500") by selecting stocks, using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright International Blue Chip Equities Fund (WIBC) (the "Fund") seeks total return consisting of price appreciation plus income by investing in a broadly diversified portfolio of equities of well-established, non-U.S. companies. The Fund may buy common stocks traded on the securities exchange of the country in which the company is based or it may purchase American Depositary Receipts ("ADR's") traded in the United States. The portfolio is denominated in U.S. dollars and investors should understand that fluctuations in foreign exchange rates may impact the value of their investment. The Adviser seeks to outperform the MSCI World ex U.S. Index ("MSCI World ex U.S.") by selecting stocks using fundamental company analysis and company-specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries, sectors and countries.

(continued on inside back cover)

Table of Contents

Investment Objectives	inside front
Letter to Shareholders	2
Fund Expenses	4
Board of Trustees Annual Approval of the Investment Advisory Agreement	47
Important Notices Regarding Delivery of Shareholder Documents, Portfolio Holdings and Proxy Voting	48

FINANCIAL STATEMENTS

The Wright Managed Equity Trust

Wright Selected Blue Chip Equities Fund
Portfolio of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10

Wright Major Blue Chip Equities Fund
Portfolio of Investments	11
Statement of Assets and Liabilities	12
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14

Wright International Blue Chip Equities Fund
Portfolio of Investments	15
Statement of Assets and Liabilities	17
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	19

Notes to Financial Statements	20

The Wright Managed IncomeTrust

Wright Total Return Bond Fund
Portfolio of Investments	27
Statement of Assets and Liabilities	31
Statement of Operations	31
Statements of Changes in Net Assets	32
Financial Highlights	33

Wright Current Income Fund
Portfolio of Investments	34
Statement of Assets and Liabilities	38
Statement of Operations	38
Statements of Changes in Net Assets	39
Financial Highlights	40

Notes to Financial Statements	41

Letter to Shareholders

Dear Shareholder:

The S&P 500 enjoyed a roughly 5% rate of return in the second quarter of 2014, more than twice its return in the first quarter. Outside the U.S., stock performance was mostly improved in Q2 relative to Q1’s anemic returns or, in the case of emerging markets, outright losses. Bonds also put in a workman-like performance for the quarter, staying ahead of inflation (and the Dow) for a second quarter in a row. Treasury bond yields fell roughly 20 basis points at the long end of the yield curve during Q2, while short rates inched up, resulting in further flattening in the yield curve. U.S. economic growth has rebounded from the dismal first-quarter result, but there is not yet a strong basis for expecting sustainable 3% growth rather than the 2% growth averaged since the economic expansion began five years ago this summer.  For the first half of 2014, the S&P 50 total return was 7.1%.

As the third quarter begins, the major stock market averages are trading at all-time highs. With its 5.2% second-quarter return in the books, the S&P 500 has now gone two years since its last price correction of 10% and 2½ years since the last 20% correction. In total, the bull market rally in stocks since March 2009 has powered the S&P 500 to a 190% price rise (Dow, 157%; NASDAQ, 248%), even as stock market volatility, as reflected in the price of S&P 500 index options, has receded to the lowest levels since 2007. These low readings on the Chicago Board Options Exchange Volatility Index (VIX) “fear gauge,” prompted Fed Chairman Janet Yellen to express concern about declining volatility (i.e., growing complacency) at her mid-June press conference. Developed stock markets outside the U.S. failed to perform as well as U.S. stocks once again in the second quarter, but emerging markets did – for only the second time in the past six quarters.

Bonds performed well again in the second quarter, aided by lower rates and declining spreads against Treasuries. Long-term U.S. Treasury bond yields fell about 20 basis points in the quarter, due partly to disappointing economic trends and partly to risk-adverse trading precipitated by geopolitical drama in Iraq and Ukraine. Credit spreads narrowed again in the second quarter; high-yield bonds and the sovereign debt of the nations of Europe had strong showings. The yield-to-worst on the Barclays corporate high-yield composite fell to 4.9% from 5.2% during the second quarter. The Federal Reserve reduced its bond buying rate at its two second-quarter policy meetings, remaining on course to end quantitative easing (QE) by the fourth quarter of 2014. We believe that the Fed will keep short-term interest rates low through mid-2015 and possibly longer if the expected ramp-up in economic growth fails to materialize. The Barclays U.S. bond market aggregate total return was 3.9% for the first half of 2014.

Rising stock prices and the ongoing narrowing in credit spreads fly in the face of concerns that the economies of the U.S., Japan, China and Europe may continue to disappoint. The U.S.’s dismal Q1 GDP growth (+0.1% in the advance estimate, -1.0% in the preliminary estimate and -2.9% in the final estimate) caused a cascade of estimate revisions for 2014. To some degree, soft consumer spending in April and May calls into question the Fed’s forecasts of 3%-ish growth for 2015-16. June’s record level of auto sales and healthy rate of job creation suggest, however, that momentum is building for a stronger second half.

From a low of 1.1% in the year to this past February, the U.S. inflation rate nearly doubled by the middle of the year. The 12-month change in the consumer price index was 2.1% in May, and the core inflation rate hit 2.0% for the first time in over a year. Wage rates have firmed, and with productivity declining, unit labor costs may soon be at worrisome levels. The Fed has been attempting to boost inflation to the 2% level or even, temporarily, higher. Now that the CPI is at those levels, investors may start paying more attention to rising prices and anticipating Fed rate hikes. Higher inflation is not now a global issue, except in that Japan has for the

2

Letter to Shareholders

moment succeeded in breaking the hold of its terrible deflation pressures. In Europe, June’s easing by the ECB was as much about reversing deflation trends as about boosting economic growth.

At midyear 2014, the S&P 500 was priced at 18 times trailing 12 month earnings, high by historical standards, but a far cry from peak P/E’s near 25 at the market top of 2000. Unlike 2007, when stock prices looked reasonable but subprime mortgages were about to crater, we believe that today’s business climate is on an improving trend. On a forward basis, the stock market P/E multiple is in the 16-17 range, a fair approximation of stock value at a time of limited competition from fixed-income securities. Some stock valuation measures suggest that share prices may have gotten ahead of fundamentals. But fundamentals are looking better, and some of the more extreme market valuations have begun to correct. Such internal market dynamics may be enough to avert a broader sell-off and extend the bull market through this, its sixth year. A focus on quality securities with good dividend support offers a prudent risk/reward profile at this juncture.

The strong June employment report released on July 3 was a welcome sign that the second-quarter economy will be as good as the first quarter’s was bad. We are a bit skeptical that U.S. GDP growth will reach and sustain the 3% rate that the Federal Reserve projects for 2015. Nonetheless, we expect a better business backdrop ahead, one that should improve the odds of increasing corporate earnings and higher stock prices in the second half of 2014. Bonds have put in two better-than-expected quarters in a row, but we doubt that the second half will produce equally good returns, as gradually rising interest rates are expected. The lower volatility that bonds, particularly those with shorter-than-market duration, bring to a portfolio warrants their playing an important role in balanced portfolios. If you have any questions on Wright’s views on these matters or on other investment or wealth management issues, please contact me.

Sincerely,

Peter M. Donavan
Chairman & CEO

3

Fund Expenses

Example:
As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including redemption fees (if applicable); and (2) ongoing costs including management fees; distribution or service fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:
The first line of the tables shown on the following page provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if applicable).  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

4

Fund Expenses

EQUITY FUNDS

Wright Selected Blue Chip Equities Fund

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14-6/30/14)
Actual Fund Shares	$1,000.00	$ 1,038.55	$7.08
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$ 1,017.85	$7.00

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

Wright Major Blue Chip Equities Fund

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14-6/30/14)
Actual Fund Shares	$1,000.00	$1,083.66	$7.23
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.85	$7.00

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

Wright International Blue Chip Equities Fund

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14-6/30/14)
Actual Fund Shares	$1,000.00	$1,051.77	$ 9.41
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,015.62	$ 9.25

*Expenses are equal to the Fund’s annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

FIXED-INCOME FUNDS

Wright Total Return Bond Fund

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14-6/30/14)
Actual Fund Shares	$1,000.00	$1,033.09	$4.79
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,020.08	$4.76

*Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

Wright Current Income Fund

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14-6/30/14)
Actual Fund Shares	$1,000.00	$1,024.79	$4.52
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,020.33	$4.51

*Expenses are equal to the Fund’s annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

5

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of June 30, 2014

	Shares	Value		Shares	Value
EQUITY INTERESTS - 99.6%			FOOD, BEVERAGE & TOBACCO - 0.7%
			Ingredion, Inc.	1,930	$144,827
BANKS - 7.8%			Keurig Green Mountain, Inc.	1,085	135,202
BancorpSouth, Inc.	29,950	$735,871			$280,029
City National Corp.	5,925	448,878
Commerce Bancshares, Inc.	6,045	281,093	HEALTH CARE EQUIPMENT & SERVICES - 6.3%
East West Bancorp, Inc.	16,825	588,707	Align Technology, Inc.*	2,185	$122,447
Fulton Financial Corp.	66,615	825,360	MEDNAX, Inc.*	2,725	158,459
New York Community Bancorp, Inc.	12,590	201,188	Omnicare, Inc.	7,830	521,243
Valley National Bancorp	13,520	133,983	ResMed, Inc.	12,155	615,408
		$3,215,080	Universal Health Services, Inc. - Class B	12,390	1,186,466
					$2,604,023
CAPITAL GOODS - 14.2%
AECOM Technology Corp.*	21,025	$677,005	HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
AGCO Corp.	8,085	454,539	Energizer Holdings, Inc.	7,635	$931,699
Alliant Techsystems, Inc.	3,740	500,861
AMETEK, Inc.	4,155	217,223	INSURANCE - 6.1%
B/E Aerospace, Inc.*	16,050	1,484,464	American Financial Group, Inc.	7,355	$438,064
Carlisle Cos., Inc.	11,930	1,033,377	Everest Re Group, Ltd.	1,190	190,983
Esterline Technologies Corp.*	2,270	261,322	Fidelity National Financial, Inc. - Class A	12,205	399,836
Exelis, Inc.	16,640	282,547	HCC Insurance Holdings, Inc.	18,110	886,303
Huntington Ingalls Industries, Inc.	2,970	280,932	Old Republic International Corp.	12,150	200,961
Terex Corp.	11,060	454,566	WR Berkley Corp.	8,352	386,781
URS Corp.	5,110	234,294			$2,502,928
		$5,881,130
			MATERIALS - 7.0%
COMMERCIAL & PROFESSIONAL SERVICES - 3.9%			Albemarle Corp.	2,650	$189,475
Deluxe Corp.	19,260	$1,128,251	Olin Corp.	24,270	653,349
RR Donnelley & Sons Co.	11,985	203,265	Packaging Corp. of America	13,900	993,711
Towers Watson & Co. - Class A	2,795	291,323	Rock-Tenn Co. - Class A	4,285	452,453
		$1,622,839	Silgan Holdings, Inc.	3,615	183,714
			Worthington Industries, Inc.	9,685	416,842
CONSUMER DURABLES & APPAREL - 3.4%					$2,889,544
Hanesbrands, Inc.	14,170	$1,394,895
			MEDIA - 3.0%
CONSUMER SERVICES - 2.7%			John Wiley & Sons, Inc. - Class A	12,865	$779,490
Apollo Education Group, Inc.*	7,635	$238,594	Meredith Corp.	9,640	466,191
Bally Technologies, Inc.*	1,585	104,166			$1,245,681
Brinker International, Inc.	7,975	387,984
Cheesecake Factory, Inc. (The)	5,710	265,058	PHARMACEUTICALS & BIOTECHNOLOGY - 4.2%
DeVry Education Group, Inc.	2,590	109,661	Charles River Laboratories International, Inc.*	3,690	$197,489
		$1,105,463	Covance, Inc.*	4,335	370,989
			Endo International PLC*	9,530	667,291
DIVERSIFIED FINANCIALS - 4.3%			United Therapeutics Corp.*	5,765	510,145
Affiliated Managers Group, Inc.*	1,080	$221,832			$1,745,914
MSCI, Inc.*	14,100	646,485
Raymond James Financial, Inc.	7,815	396,455	REAL ESTATE - 4.1%
Waddell & Reed Financial, Inc. - Class A	7,965	498,529	American Campus Communities, Inc. REIT	6,225	$238,044
		$1,763,301	Corrections Corp. of America REIT	11,195	367,756
			Omega Healthcare Investors, Inc. REIT	30,130	1,110,592
ENERGY - 6.8%					$1,716,392
Atwood Oceanics, Inc.*	3,490	$183,155
Cimarex Energy Co.	1,740	249,620	RETAILING - 4.8%
HollyFrontier Corp.	19,134	835,965	Aaron's, Inc.	6,030	$214,909
ONEOK, Inc.	11,560	787,005	Advance Auto Parts, Inc.	2,525	340,673
Patterson-UTI Energy, Inc.	18,120	633,113	Big Lots, Inc.*	4,635	211,819
Superior Energy Services, Inc.	3,545	128,116	Foot Locker, Inc.	21,580	1,094,538
		$2,816,974	Ross Stores, Inc.	1,870	123,663
					$1,985,602

See Notes to Financial Statements.	6

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of June 30, 2014

	Shares	Value

SOFTWARE & SERVICES - 6.7%
Acxiom Corp.*	17,155	$372,092	Portfolio Composition by Sector
Alliance Data Systems Corp.*	2,305	648,281	% of total investments at June 30, 2014
Cadence Design Systems, Inc.*	41,750	730,208	Financials	22.4%
Conversant, Inc.*	3,700	93,980	Industrials	20.3%
Jack Henry & Associates, Inc.	3,165	188,096	Consumer Discretionary	13.9%
Leidos Holdings, Inc.	8,430	323,206	Health Care	10.6%
NeuStar, Inc. - Class A*	16,570	431,151	Information Technology	9.9%
		$2,787,014	Materials	7.0%
			Energy	6.8%
TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%			Utilities	6.2%
Arrow Electronics, Inc.*	7,455	$450,356	Consumer Staples	2.9%
Avnet, Inc.	14,645	648,920
Zebra Technologies Corp.*	2,075	170,814
		$1,270,090

TRANSPORTATION - 2.1%
Alaska Air Group, Inc.	8,990	$854,500

UTILITIES - 6.1%
Great Plains Energy, Inc.	16,910	$454,372
IDACORP, Inc.	7,010	405,388
ONE Gas, Inc.	17,816	672,554
UGI Corp.	19,910	1,005,455
		$2,537,769
TOTAL EQUITY INTERESTS - 99.6%		$41,150,867
(identified cost, $29,612,658)

SHORT-TERM INVESTMENTS - 0.2%
Fidelity Government Money Market Fund, 0.01% (1)	88,241	$88,241

TOTAL SHORT-TERM INVESTMENTS - 0.2%
(identified cost, $88,241)		$88,241

TOTAL INVESTMENTS — 99.8%		$41,239,108
(identified cost, $29,700,899)

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%		67,835

NET ASSETS — 100.0%		$41,306,943

PLC — Public Limited Company
REIT — Real Estate Investment Trust
* Non-income producing security.
(1) Variable rate security. Rate presented is as of June 30, 2014.

See Notes to Financial Statements.	7

Wright Selected Blue Chip Equities Fund (WSBC)

STATEMENT OF ASSETS AND LIABILITIES			STATEMENT OF OPERATIONS
As of June 30, 2014			For the Six Months Ended June 30, 2014

ASSETS:	FALSE		INVESTMENT INCOME (Note 1C)		FALSE
Investments, at value			3.00E+07	Dividend income	$301,470
(identified cost $29,700,899) (Note 1A)	$41,239,108	######		Total investment income	$301,470
Receivable for fund shares sold	19,398
Dividends receivable	40,359		Expenses –
Prepaid expenses and other assets	18,698			Investment adviser fee (Note 3)	$119,144
Total assets	$41,317,563			Administrator fee (Note 3)	23,829
				Trustee expense (Note 3)	7,121
LIABILITIES:				Custodian fee	2,403
Payable for fund shares reacquired	$5,048			Accountant fee	19,795
Accrued expenses and other liabilities	5,572			Distribution expenses (Note 4)	49,643
Total liabilities	$10,620			Transfer agent fee	14,317
NET ASSETS	$41,306,943			Printing	56
				Shareholder communications	2,900
NET ASSETS CONSIST OF:				Audit services	8,593
Paid-in capital	$27,306,370			Legal services	9,556
Accumulated net realized gain on investments	2,439,073			Compliance services	3,145
Undistributed net investment income	23,291			Registration costs	10,357
Unrealized appreciation on investments	11,538,209			Interest expense (Note 8)	177
Net assets applicable to outstanding shares	$41,306,943			Miscellaneous	11,633
				Total expenses	$282,669
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	2,989,656
			Deduct –
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$13.82			Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(4,490)
				Net expenses	$278,179
				Net investment income	$23,291

			REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
				Net realized gain on investment transactions	$2,557,110
				Net change in unrealized appreciation (depreciation) on investments	(1,026,971)
				Net realized and unrealized gain on investments	$1,530,139
				Net increase in net assets from operations	$1,553,430

See Notes to Financial Statements.	8

Wright Selected Blue Chip Equities Fund (WSBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2014	December 31, 2013
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income (loss)	$23,291	$(20,491)
0	Net realized gain on investment transactions	2,557,110	5,721,464
Net change in unrealized appreciation (depreciation) on investments	(1,026,971)	6,436,418
Net increase in net assets from operations	$1,553,430	$12,137,391
Distributions to shareholders (Note 2)
From net investment income	$-	$(7,466)
From net realized capital gains	(2,496,590)	(4,709,210)
Total distributions	$(2,496,590)	$(4,716,676)
Net increase in net assets resulting from fund share transactions (Note 6)	$2,046,141	$2,860,851
Net increase in net assets	$1,102,981	$10,281,566
##
NET ASSETS:
At beginning of period	40,203,962	29,922,396
At end of period	$41,306,943	$40,203,962

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$23,291	$-

See Notes to Financial Statements.	9

Wright Selected Blue Chip Equities Fund (WSBC)

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2014		2013	2012	2011	2010	2009

Net asset value, beginning of period	$14.160		$11.530	$10.280	$10.400	$8.400	$6.060
Income (loss) from investment operations:
Net investment income (loss) (1)	0.008		(0.007)	0.028	(0.018)	(0.022)	0.011
Net realized and unrealized gain (loss)	0.519		4.412	1.616	(0.102)	2.030	2.329
Total income (loss) from investment operations	0.527		4.405	1.644	(0.120)	2.008	2.340

Less distributions:
From net investment income	—		— (2)	(0.025)	—	(0.008)	—
From net realized gains	(0.867)		(1.775)	(0.369)	—	—	—
Total distributions	(0.867)		(1.775)	(0.394)	—	(0.008)	—
Net asset value, end of period	$13.820		$14.160	$11.530	$10.280	$10.400	$8.400
Total Return(3)	3.85	%(4)	39.82%	16.02%	(1.15)%	23.93%	38.61%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$41,307	$40,204	$29,922	$32,362	$28,370	$16,763
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(5)	1.40%	1.40%	1.40%	1.40%	1.36%
Net expenses after custodian fee reduction	N/A		N/A	N/A	N/A	N/A	1.36%
Net investment income (loss)	0.12	%(5)	(0.06)%	0.25%	(0.17)%	(0.24)%	0.15%
Portfolio turnover rate	30	%(4)	76%	54%	82%	60%	41%

	For the six months ended June 30, 2014, and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009		For the six months ended June 30, 2014, and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009
(1)		Computed using average shares outstanding.
(2)		Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)		Not annualized.
(5)		Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2014		2013	2012	2011	2010	2009

Ratios (As a percentage of average daily net assets):
Expenses	1.42	%(5)	1.43%	1.48%	1.46%	1.79%	2.15%
Expenses after custodian fee reduction	N/A		N/A	N/A	N/A	N/A	2.15%
Net investment income (loss)	0.10	%(5)	(0.08)%	0.17%	(0.23)%	(0.63)%	(0.64)%

See Notes to Financial Statements.	10

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of June 30, 2014

	Shares	Value		Shares	Value

EQUITY INTERESTS - 100.7%
			RETAILING - 1.6%
BANKS - 4.5%			TJX Cos., Inc. (The)	5,590	$297,109
JPMorgan Chase & Co.	14,395	$829,440
			SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.1%
CAPITAL GOODS - 11.1%			Intel Corp.	24,490	$756,741
3M Co.	4,825	$691,133
Cummins, Inc.	690	106,460	SOFTWARE & SERVICES - 13.8%
General Dynamics Corp.	5,410	630,536	Google, Inc. - Class A*	200	$116,934
Rockwell Automation, Inc.	5,040	630,806	Google, Inc. - Class C*	200	115,056
		$2,058,935	Intuit, Inc.	965	77,711
			MasterCard, Inc. - Class A	4,235	311,146
CONSUMER DURABLES & APPAREL - 5.4%			Microsoft Corp.	21,870	911,979
Garmin, Ltd.	6,255	$380,929	Oracle Corp.	17,905	725,690
Polaris Industries, Inc.	465	60,562	Visa, Inc. - Class A	1,440	303,422
VF Corp.	8,945	563,535			$2,561,938
		$1,005,026
			TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
DIVERSIFIED FINANCIALS - 2.0%			Apple, Inc.	6,405	$595,217
T. Rowe Price Group, Inc.	4,305	$363,385	QUALCOMM, Inc.	5,615	444,708
					$1,039,925

ENERGY - 11.6%
Chevron Corp.	3,795	$495,437	TELECOMMUNICATION SERVICES - 3.7%
Halliburton Co.	11,345	805,608	AT&T, Inc.	19,620	$693,763
Schlumberger, Ltd.	7,230	852,779
		$2,153,824	UTILITIES - 3.8%
			NextEra Energy, Inc.	6,810	$697,889
FOOD & STAPLES RETAILING - 1.3%
Walgreen Co.	3,350	$248,336	TOTAL EQUITY INTERESTS - 100.7%		$18,673,296
			(identified cost, $15,387,295)
FOOD, BEVERAGE & TOBACCO - 1.8%
Coca-Cola Co. (The)	3,875	$164,145	TOTAL INVESTMENTS — 100.7%		$18,673,296
Monster Beverage Corp.*	2,380	169,051	(identified cost, $15,387,295)
		$333,196
			LIABILITIES, IN EXCESS OF OTHER ASSETS — (0.7)%		(120,600)
HEALTH CARE EQUIPMENT & SERVICES - 7.6%
Abbott Laboratories	10,670	$436,403	NET ASSETS — 100.0%		$18,552,696
Humana, Inc.	2,865	365,918
Stryker Corp.	7,260	612,163	* — Non-income producing security.
		$1,414,484

			Portfolio Composition by Sector
INSURANCE - 7.3%			% of total investments at June 30, 2014
Aflac, Inc.	10,260	$638,685	Information Technology	23.3%
MetLife, Inc.	12,945	719,224	Health Care	18.1%
		$1,357,909	Financials	13.7%
			Energy	11.5%
MATERIALS - 4.6%			Industrials	11.1%
CF Industries Holdings, Inc.	1,565	$376,429	Consumer Discretionary	7.3%
Monsanto Co.	3,755	468,399	Materials	4.5%
		$844,828	Telecommunication Services	3.7%
			Utilities	3.7%
MEDIA - 0.3%			Consumer Staples	3.1%
Scripps Networks Interactive, Inc. - Class A	710	$57,609

PHARMACEUTICALS & BIOTECHNOLOGY - 10.6%
Allergan, Inc.	760	$128,607
Amgen, Inc.	6,010	711,404
Gilead Sciences, Inc.*	2,215	183,645
Johnson & Johnson	8,940	935,303
		$1,958,959

See Notes to Financial Statements.	11

Wright Major Blue Chip Equities Fund (WMBC)

STATEMENT OF ASSETS AND LIABILITIES			STATEMENT OF OPERATIONS
As of June 30, 2014			For the Six Months Ended June 30, 2014

ASSETS:	FALSE		INVESTMENT INCOME (Note 1C)		FALSE
Investments, at value			2.00E+07	Dividend income	$189,448
(identified cost $15,387,295) (Note 1A)	$18,673,296	######		Total investment income	$189,448
Receivable for fund shares sold	1,133
Dividends receivable	7,091		Expenses –
Prepaid expenses and other assets	17,563			Investment adviser fee (Note 3)	$52,658
Total assets	$18,699,083			Administrator fee (Note 3)	10,532
				Trustee expense (Note 3)	7,096
LIABILITIES:				Custodian fee	2,516
Outstanding line of credit (Note 8)	$130,241			Accountant fee	18,836
Payable for fund shares reacquired	6,553			Distribution expenses (Note 4)	21,941
Accrued expenses and other liabilities	9,593			Transfer agent fee	12,683
Total liabilities	$146,387			Printing	25
NET ASSETS	$18,552,696			Shareholder communications	2,384
				Audit services	8,557
NET ASSETS CONSIST OF:				Legal services	2,902
Paid-in capital	$17,741,638			Compliance services	2,788
Accumulated net realized loss on investments	(2,541,354)			Registration costs	10,149
Undistributed net investment income	66,411			Interest expense (Note 8)	168
Unrealized appreciation on investments	3,286,001			Miscellaneous	8,417
Net assets applicable to outstanding shares	$18,552,696			Total expenses	$161,652

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	1,005,529		Deduct –
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$18.45			Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(38,615)
				Net expenses	$123,037
				Net investment income	$66,411

			REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
				Net realized gain on investment transactions	$1,195,074
				Net change in unrealized appreciation (depreciation) on investments	193,723
				Net realized and unrealized gain on investments	$1,388,797
				Net increase in net assets from operations	$1,455,208

See Notes to Financial Statements.	12

Wright Major Blue Chip Equities Fund (WMBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2014	December 31, 2013
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$66,411	$105,865
0	Net realized gain on investment transactions	1,195,074	1,526,891
Net change in unrealized appreciation (depreciation) on investments	193,723	3,279,155
Net increase in net assets from operations	$1,455,208	$4,911,911
Distributions to shareholders (Note 2)
From net investment income	$(4,605)	$(103,923)
Total distributions	$(4,605)	$(103,923)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(589,576)	$(2,675,499)
Net increase in net assets	$861,027	$2,132,489
##
NET ASSETS:
At beginning of period	17,691,669	15,559,180
At end of period	$18,552,696	$17,691,669

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$66,411	$4,605

See Notes to Financial Statements.	13

Wright Major Blue Chip Equities Fund (WMBC)

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2014		2013	2012	2011	2010	2009

Net asset value, beginning of period	$17.030		$12.690	$12.260	$12.250	$10.870	$9.340
Income (loss) from investment operations:
Net investment income (loss) (1)	0.065		0.096	0.082	(0.012)	0.044	0.099
Net realized and unrealized gain (loss)	1.355		4.344	0.437	0.022	1.389	1.564
Total income (loss) from investment operations	1.420		4.440	0.519	0.010	1.433	1.663

Less distributions:
From net investment income	—	(2)	(0.100)	(0.089)	—	(0.053)	(0.133)
Net asset value, end of period	$18.450		$17.030	$12.690	$12.260	$12.250	$10.870
Total Return(3)	8.37	%(4)	35.03%	4.23%	0.08%	13.19%	17.83%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$18,553	$17,692	$15,559	$18,921	$21,676		$27,337
Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(5)	1.40%	1.40%	1.40%	1.41%	1.36%
Net expenses after custodian fee reduction	N/A		N/A	N/A	N/A	N/A	1.36%
Net investment income (loss)	0.76	%(5)	0.65%	0.64%	(0.09)%	0.39%	1.06%
Portfolio turnover rate	31	%(4)	64%	76%	154%	68%	69%

	For the six months ended June 30, 2014, and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009		For the six months ended June 30, 2014, and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009
(1)		Computed using average shares outstanding.
(2)		Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)		Not annualized.
(5)		Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2014		2013	2012	2011	2010	2009

Ratios (As a percentage of average daily net assets):
Expenses	1.84	%(5)	1.87%	1.84%	1.70%	1.68%	1.55%
Expenses after custodian fee reduction	N/A		N/A	N/A	N/A	N/A	1.55%
Net investment income (loss)	0.32	%(5)	0.17%	0.20%	(0.39)%	0.13%	0.86%

See Notes to Financial Statements.	14

Wright International Blue Chip Equities Fund (WIBC) Portfolio of Investments – As of June 30, 2014

	Shares	Value		Shares	Value
			Infineon Technologies AG	8,327	$104,079
EQUITY INTERESTS - 99.1%			Muenchener Rueckversicherungs AG - Class R	1,497	331,833
			Siemens AG	2,027	267,675
			Volkswagen AG	2,072	535,603
AUSTRALIA - 3.8%					$4,128,551
Australia & New Zealand Banking Group, Ltd.*	7,831	$246,426
Commonwealth Bank of Australia	4,135	315,660	GREECE - 0.3%
CSL, Ltd.	2,520	158,289	Dynagas LNG Partners LP	4,178	$101,316
Flight Centre Travel Group, Ltd.	3,743	157,034
Rio Tinto PLC	5,712	303,597	HONG KONG - 0.3%
Seek, Ltd.	7,235	108,236	Hutchison Whampoa, Ltd.	8,000	$109,414
		$1,289,242
			IRELAND - 0.5%
AUSTRIA - 0.6%			Ryanair Holdings PLC*	17,099	$160,951
OMV AG	1,443	$65,198
Voestalpine AG	3,017	143,563	ISRAEL - 0.3%
		$208,761	Teva Pharmaceutical Industries, Ltd., ADR	1,906	$99,913

CANADA - 5.5%			ITALY - 3.4%
Agrium, Inc.	1,829	$167,849	Enel SpA	34,096	$198,588
Canadian Natural Resources, Ltd.	4,010	184,585	Eni SpA (Azioni Ordinarie)	16,091	440,179
CGI Group, Inc. - Class A*	8,963	318,247	Intesa Sanpaolo SpA	160,124	494,591
EnCana Corp.	7,207	171,049			$1,133,358
Gildan Activewear, Inc.	1,972	116,396
Manulife Financial Corp.	8,469	168,641	JAPAN - 19.9%
Toronto-Dominion Bank (The)	14,330	739,001	ADEKA Corp.	7,900	$105,978
		$1,865,768	Asahi Kasei Corp.	49,000	374,858
			Asics Corp.	4,800	111,963
COLOMBIA - 1.0%			Bridgestone Corp.	3,800	132,975
Pacific Rubiales Energy Corp.	17,217	$350,434	Central Japan Railway Co.	2,291	326,785
			Daito Trust Construction Co., Ltd.	2,700	317,428
			Daiwa Securities Group, Inc.	18,000	155,826
DENMARK - 1.3%			Hoya Corp.	4,100	136,228
AP Moeller - Maersk A/S - Class B	171	$424,893	ITOCHU Corp.	46,800	601,025
			KDDI Corp.	14,300	872,215
			Maeda Road Construction Co., Ltd.	8,000	138,433
FRANCE - 11.1%			Mazda Motor Corp.	61,000	286,017
AXA SA	8,259	$197,378	Meitec Corp.	5,600	174,680
BNP Paribas SA	9,257	627,944	Mitsubishi Corp.	8,500	176,788
Cie de Saint-Gobain	1,598	90,153	Murata Manufacturing Co., Ltd.	1,800	168,460
Cie Generale des Etablissements Michelin	2,693	321,738	NHK Spring Co., Ltd.*	11,400	106,905
Danone SA	1,949	144,738	Nippon Paint Co., Ltd.	6,000	126,983
GDF Suez	5,791	159,408	Nippon Telegraph & Telephone Corp.	6,000	374,197
Orange SA	27,799	438,653	Omron Corp.	3,900	164,385
Publicis Groupe SA	1,334	113,130	ORIX Corp.	17,900	296,669
Renault SA	1,352	122,228	Sekisui House, Ltd.	11,000	150,822
Safran SA	1,412	92,438	SoftBank Corp.	1,600	119,133
Sanofi	1,636	173,774	Sumitomo Corp.	36,900	498,289
Societe Generale SA	2,694	141,103	Sumitomo Realty & Development Co., Ltd.	2,000	85,820
Total SA	10,871	785,579	Sumitomo Rubber Industries, Ltd.	11,200	161,635
Veolia Environnement SA	9,035	172,132	Suzuki Motor Corp.	5,700	178,531
Vivendi SA	2,765	67,650	Toyota Motor Corp.	6,000	360,338
Zodiac Aerospace	2,270	76,829			$6,703,366
		$3,724,875
			NETHERLANDS - 1.5%
GERMANY - 12.3%			Koninklijke Boskalis Westminster NV	5,303	$304,110
Allianz SE	1,510	$251,605	Koninklijke DSM NV	2,529	184,175
BASF SE	9,505	1,106,561			$488,285
Bayer AG	2,386	336,970
Bayerische Motoren Werke AG	2,904	368,258
Continental AG	1,250	289,490
Daimler AG	4,197	393,048
Deutsche Lufthansa AG	6,681	143,429

See Notes to Financial Statements.	15

Wright International Blue Chip Equities Fund (WIBC) Portfolio of Investments – As of June 30, 2014

	Shares	Value	ADR — American Depositary Receipt
NORWAY - 3.9%			LP — Limited Partnership
Statoil ASA	25,639	$787,183	PLC — Public Limited Company
Yara International ASA	10,468	524,227	* Non-income producing security.
		$1,311,410	(1) Variable rate security. Rate presented is as of June 30, 2014.

SPAIN - 5.3%			Portfolio Composition by Sector
Banco Bilbao Vizcaya Argentaria SA	35,745	$455,585	% of total investments at June 30, 2014
Enagas SA	5,826	187,452	Financials	23.4%
Gas Natural SDG SA	19,854	626,979	Industrials	14.3%
Iberdrola SA	65,136	497,897	Consumer Discretionary	13.1%
		$1,767,913	Energy	11.2%
			Materials	10.5%
			Health Care	9.7%
SWITZERLAND - 11.7%			Telecommunication Services	6.2%
Actelion, Ltd.*	4,576	$578,966	Utilities	5.5%
Credit Suisse Group AG	15,201	434,706	Consumer Staples	3.4%
Nestle SA	12,968	1,004,625	Information Technology	2.7%
Novartis AG	4,427	400,866
Roche Holding AG	583	173,888
Swatch Group AG (The)	2,406	267,243
Swiss Re AG	9,903	881,086
Zurich Insurance Group AG (Inhaberktie)	613	184,771
		$3,926,151

UNITED KINGDOM - 16.4%
AstraZeneca PLC	6,998	$519,364
Aviva PLC	42,420	370,275
BBA Aviation PLC	19,611	103,614
BHP Billiton PLC	13,848	447,396
BP PLC	67,870	597,528
GlaxoSmithKline PLC	29,807	797,100
IMI PLC	6,337	161,121
Legal & General Group PLC	218,833	843,382
Lloyds Banking Group PLC*	188,332	239,099
Rolls-Royce Holdings PLC*	37,470	684,887
Royal Dutch Shell PLC - Class B*	5,913	257,055
Vodafone Group PLC	54,334	181,161
Wolseley PLC	1,964	107,561
WPP PLC	9,233	201,127
		$5,510,670

TOTAL EQUITY INTERESTS - 99.1%		$33,305,271
(identified cost, $24,608,118)

SHORT-TERM INVESTMENTS - 0.4%
Fidelity Government Money Market Fund, 0.01% (1)	132,583	$132,583

TOTAL SHORT-TERM INVESTMENTS - 0.4%		$132,583
(identified cost, $132,583)

TOTAL INVESTMENTS — 99.5%		$33,437,854
(identified cost, $24,740,701)

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.5%		176,470

NET ASSETS — 100.0%		$33,614,324

See Notes to Financial Statements.	16

Wright International Blue Chip Equities Fund (WIBC)

STATEMENT OF ASSETS AND LIABILITIES			STATEMENT OF OPERATIONS
As of June 30, 2014			For the Six Months Ended June 30, 2014

ASSETS:	FALSE		INVESTMENT INCOME (Note 1C)		FALSE
Investments, at value			2.00E+07	Dividend income (net of foreign taxes $100,948)	$1,033,036
(identified cost $24,740,701) (Note 1A)	$33,437,854	######		Total investment income	$1,033,036
Foreign currency, at value
(identified cost $26,531) (Note 1A)	26,798	######	Expenses –
Receivable for fund shares sold	4,124			Investment adviser fee (Note 3)	$129,718
Dividends receivable	45,631			Administrator fee (Note 3)	27,565
Tax reclaims receivable	116,259			Trustee expense (Note 3)	7,175
Prepaid expenses and other assets	18,357			Custodian fee	19,519
Total assets	$33,649,023			Accountant fee	31,856
				Distribution expenses (Note 4)	40,537
LIABILITIES:				Transfer agent fee	22,886
Payable for fund shares reacquired	$6,203			Printing	51
Accrued expenses and other liabilities	28,496			Shareholder communications	2,947
Total liabilities	$34,699			Audit services	8,653
NET ASSETS	$33,614,324			Legal services	5,354
				Compliance services	3,049
NET ASSETS CONSIST OF:				Registration costs	10,503
Paid-in capital	$75,628,717			Interest expense (Note 8)	258
Accumulated net realized loss on investments and foreign currency	(51,030,012)			Miscellaneous	16,703
Undistributed net investment income	316,405			Total expenses	$326,774
Unrealized appreciation on investments and foreign currency	8,699,214
Net assets applicable to outstanding shares	$33,614,324		Deduct –
				Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(26,542)
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	1,964,937			Net expenses	$300,232
				Net investment income	$732,804
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$17.11
			REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
			Net realized loss –
				Investment transactions	$1,141,892
				Foreign currency transactions	(1,778)
				Net realized loss	$1,140,114

			Change in unrealized appreciation (depreciation) –
				Investments	$(181,340)
				Foreign currency translations	(759)
				Net change in unrealized appreciation (depreciation) on investments	$(182,099)
				Net realized and unrealized gain on investments and foreign currency translations	$958,015
				Net increase in net assets from operations	$1,690,819

See Notes to Financial Statements.	17

Wright International Blue Chip Equities Fund (WIBC)

		Six Months Ended	Year Ended
	STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2014	December 31, 2013
	INCREASE (DECREASE) IN NET ASSETS:
	From operations –
	Net investment income	$732,804	$492,899
-6694	Net realized gain on investment and foreign currency transactions	1,140,114	2,430,822
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(182,099)	2,597,853
	Net increase in net assets from operations	$1,690,819	$5,521,574
	Distributions to shareholders (Note 2)
	From net investment income	$(24,458)	$(1,049,112)
	Total distributions	$(24,458)	$(1,049,112)
	Net decrease in net assets resulting from fund share transactions (Note 6)	$(119,005)	$(5,661,248)
	Net increase (decrease) in net assets	$1,547,356	$(1,188,786)
##
	NET ASSETS:
	At beginning of period	32,066,968	33,255,754
	At end of period	$33,614,324	$32,066,968

	UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$316,405	$(391,941)

See Notes to Financial Statements.	18

Wright International Blue Chip Equities Fund (WIBC)

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2014		2013	2012	2011	2010	2009

Net asset value, beginning of period	$16.280		$14.120	$12.580	$14.860	$14.460	$10.810
Income (loss) from investment operations:
Net investment income (1)	0.367		0.236	0.244	0.224	0.170	0.208
Net realized and unrealized gain (loss)	0.475		2.480	1.567	(2.256)	0.640	3.442
Total income (loss) from investment operations	0.842		2.716	1.811	(2.032)	0.810	3.650

Less distributions:
From net investment income	(0.012)		(0.556)	(0.272)	(0.248)	(0.410)	—
Redemption Fees(1)	—	(2)	— (2)	0.001	— (2)	— (2)	—
#
Net asset value, end of period	$17.110		$16.280	$14.120	$12.580	$14.860	$14.460
Total Return(3)	5.18	%(4)	19.46%	14.45%	(13.65)%	5.76%	33.77%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$33,614	$32,067	$33,256		$34,250	$49,994	$68,839
Ratios (As a percentage of average daily net assets):
Net expenses	1.85	%(5)	1.85%	1.85%	1.78%	1.74%	1.63%
Net expenses after custodian fee reduction	N/A		N/A	N/A	N/A	N/A	1.63%
Net investment income	4.52	%(5)	1.57%	1.84%	1.56%	1.23%	1.75%
Portfolio turnover rate	26	%(4)	45%	58%	50%	92%	63%

	For the six months ended June 30, 2014, and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009		For the six months ended June 30, 2014, and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009
(1)					Computed using average shares outstanding.
(2)					Less than $0.001 per share.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)					Not annualized.
(5)					Annualized.
(6)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2014		2013	2012	2010

Ratios (As a percentage of average daily net assets):
Expenses	2.02	%(5)	2.01%	2.01%	1.76%
Net investment income	4.35	%(5)	1.41%	1.68%	1.22%

See Notes to Financial Statements.	19

The Wright Managed Equity Trust Notes to Financial Statements

1. Significant Accounting Policies

Wright Selected Blue Chip Equities Fund (“WSBC”), Wright Major Blue Chip Equities Fund (“WMBC”), and Wright International Blue Chip Equities Fund (“WIBC”) (each a “Fund” and collectively, the “Funds”) (the Funds constituting Wright Managed Equity Trust (the “Trust”)), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Funds seek to provide total return consisting of price appreciation and current income.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations – Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service. Investments in open-end mutual funds are valued at net asset value. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges are monitored by the investment adviser and may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Funds in a manner that most fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Funds are informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

D. Federal Taxes – Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes are provided for based on WIBC’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. At December 31,

20

The Wright Managed Equity Trust Notes to Financial Statements

WMBC and WIBC, for federal income tax purposes, have capital loss carryforwards of $3,708,193 and $51,755,977, respectively, which will reduce each Fund’s taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

December 31,	WMBC	WIBC
2016	$ -	$17,058,561
2017	3,708,193	34,697,416

As of June 30, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended December 31, 2013, remains subject to examination by the Internal Revenue Service.

E. Expenses – The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

F. Redemption Fees – A shareholder who redeems or exchanges shares of WIBC within three months of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to WIBC to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

G. Foreign Currency Translation – Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I. Indemnifications – Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Funds. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

J. Interim Financial Statements – The interim financial statements relating to June 30, 2014, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

21

The Wright Managed Equity Trust Notes to Financial Statements

2. Distributions to Shareholders

It is the present policy of the Trust to make annual distributions of all or substantially all of the net investment income of the Funds and to distribute annually all or substantially all of the net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) of the Funds. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

As of December 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	WSBC	WMBC	WIBC
Undistributed ordinary income	$738,264	$4,605	$24,352
Undistributed long-term gain	1,758,196	-	-
Capital loss carryforward and post October losses	-	(3,708,193)	(51,755,977)
Net unrealized appreciation	12,447,273	3,064,043	8,050,871
Total	$14,943,733	$(639,545)	$(43,680,754)

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and passive foreign investment company transactions.

3. Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Wright Investor Services, Inc. (“Wright”) as compensation for investment advisory services rendered to the Funds. The fees are computed at annual rates of the Funds' average daily net assets as noted below, and are payable monthly.

Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WSBC	0.60%	0.57%	0.54%	0.50%	0.45%
WMBC	0.60%	0.57%	0.54%	0.50%	0.45%
WIBC	0.80%	0.78%	0.76%	0.72%	0.67%

For the period ended June 30, 2014, the fee and the effective annual rate, as a percentage of average daily net assets for each of the Funds were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
WSBC	$119,144	0.60%
WMBC	$ 52,658	0.60%
WIBC	$129,718	0.80%

The administrator fee is earned by Wright for administering the business affairs of each Fund. The fee is computed at an annual rate of 0.17% of WIBC’s average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. The fee is computed at an annual rate of 0.12% of WSBC’s and WMBC’s average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) serves as sub-administrator of the

22

The Wright Managed Equity Trust Notes to Financial Statements

Funds to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.

For the period ended June 30, 2014, the administrator fee for WSBC, WMBC and WIBC amounted to $23,829, $10,532 and $27,565, respectively.

Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Funds’ principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Income Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in each Fund’s Statement of Operations.

4. Distribution and Service Plans

The Trust has in effect a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that each Fund will pay Wright Investors’ Service Distributors, Inc. (“WISDI”), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of each Fund for distribution services and facilities provided to the Funds by WISDI.  Distribution fees paid or accrued to WISDI for the period ended June 30, 2014, for WSBC, WMBC and WIBC were $49,643, $21,941 and $40,537, respectively. In addition, the Trustees have adopted a service plan (the “Service Plan”) which allows the Funds to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each Fund’s shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of each Fund’s average daily net assets. For the period ended June 30, 2014, the Funds did not accrue or pay any service fees.

Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.40% of the average daily net assets of each of WSBC and WMBC and 1.85% of the average daily net assets of WIBC through April 30, 2015 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, Wright waived and/or reimbursed investment adviser fees and expenses of $16,674 for WMBC. WISDI waived distribution fees of $4,490, $21,941 and $26,542  for WSBC, WMBC and WIBC, respectively.

5. Investment Transactions

Purchases and sales of investments, other than short-term obligations, were as follows:

Six Months Ended June 30, 2014
	WSBC	WMBC	WIBC
Purchases	$13,263,419	$5,486,444	$9,169,447
Sales	$11,998,871	$6,066,666	$8,399,956

6. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

23

The Wright Managed Equity Trust Notes to Financial Statements

beneficial interest (without par value). Transactions in Fund shares were as follows:

December 31, 2014	36525	41820	#	#		41639
	Six Months Ended June 30, 2014				Year Ended December 31, 2013
	Shares	Amount			Shares	Amount
WSBC
Sold	301,579	$4,151,794			730,104	$9,257,764
Issued to shareholders in payment of distributions declared	143,314	1,939,045			277,835	3,678,541
Redemptions	(295,087)	(4,044,698)			(763,906)	(10,075,454)
Net increase	149,806	$2,046,141			244,033	$2,860,851

December 31, 2014	36525	41820 #	#		41639
	Six Months Ended June 30, 2014			Year Ended December 31, 2013
	Shares	Amount		Shares	Amount
WMBC
Sold	38,895	$660,906		104,380	$1,476,739
Issued to shareholders in payment of distributions declared	251	4,324		5,961	96,441
Redemptions	(72,530)	(1,254,806)		(297,734)	(4,248,679)
Net decrease	(33,384)	$(589,576)		(187,393)	$(2,675,499)

December 31, 2014	36525	41820 #	#		41639
	Six Months Ended June 30, 2014			Year Ended December 31, 2013
	Shares	Amount		Shares	Amount
WIBC
Sold	134,192	$2,160,120		196,159	$2,948,227
Issued to shareholders in payment of distributions declared	1,477	23,606		64,952	1,001,441
Redemptions	(140,701)	(2,303,060)		(647,060)	(9,611,638)
Redemption fees	-	329		-	722
Net decrease	(5,032)	$(119,005)		(385,949)	$(5,661,248)

7. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2014, as computed on a federal income tax basis, were as follows:

Six Months Ended June 30, 2014
	WSBC	WMBC	WIBC
Aggregate cost	$29,700,899	$15,387,295	$24,740,701
Gross unrealized appreciation	$11,908,811	$3,340,811	$8,869,967
Gross unrealized depreciation	(370,602)	(54,810)	(172,814)
Net unrealized appreciation	$11,538,209	$3,286,001	$8,697,153

24

The Wright Managed Equity Trust Notes to Financial Statements

8. Line of Credit

The Funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with Union Bank of California, N.A. (“Union Bank”). The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to each Fund, they may be unable to borrow some or all of the Funds’ requested amounts at any particular time. At June 30, 2014, WMBC had a balance outstanding pursuant to this line of credit of $130,241 at an interest rate of 1.16%.

The average borrowings and average interest rate (based on days with outstanding balances) for the period ended June 30, 2014, were as follows:

	WSBC	WMBC	WIBC
Average borrowings	$114,835	$99,928	$196,695
Average interest rate	1.15%	1.16%	1.15%

9. Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Funds, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10. Fair Value Measurements

Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the inputs used in valuing each Fund’s investments, which are carried at value, were as follows:

25

The Wright Managed Equity Trust Notes to Financial Statements
WSBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$41,150,867	$-	$-	$41,150,867
Short-Term Investments	-	88,241	-	88,241
Total Investments	$41,150,867	$88,241	$-	$41,239,108

WMBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$18,673,296	$-	$-	$18,673,296
Total Investments	$18,673,296	$-	$-	$18,673,296

WIBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$33,305,271	$-	$-	$33,305,271
Short-Term Investments	-	132,583	-	132,583
Total Investments	$33,305,271	$132,583	$-	$33,437,854

The Level 1 values displayed in these tables under Equity Interests are Common Stock. Refer to each Fund’s Portfolio of Investments for a further breakout of each security by industry or country.

There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

11. Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the period ended June 30, 2014, events and transactions subsequent to June 30, 2014, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

26

Wright Total Return Bond Fund (WTRB) Portfolio of Investments – As of June 30, 2014

AFA
Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 97.7%

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%

$300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	$324,922
287,353	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	302,478
309,019	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	6.066%	(1)	06/12/46	332,752
Total Commercial Mortgage-Backed Securities (identified cost, $894,505)	$960,152

CORPORATE BONDS - 42.1%

COMMUNICATIONS EQUIPMENT - 0.5%
$55,000	Vodafone Group PLC	6.150%	02/27/37	$65,568
CONSUMER STAPLES - 0.5%
$60,000	Celgene Corp.	3.250%	08/15/22	$59,973
DIVERSIFIED FINANCIALS - 9.2%
$70,000	Aflac, Inc.	3.625%	06/15/23	$71,580
27,000	Ameriprise Financial, Inc.	5.650%	11/15/15	28,811
75,000	Bank of America Corp.	6.050%	05/16/16	81,612
85,000	Bank of America Corp., MTN	5.000%	05/13/21	95,015
50,000	Citigroup, Inc.	5.375%	08/09/20	57,373
30,000	Eaton Vance Corp.	6.500%	10/02/17	34,492
95,000	General Electric Capital Corp., MTN, Series A	6.750%	03/15/32	125,675
155,000	Goldman Sachs Group, Inc. (The)	6.150%	04/01/18	177,908
120,000	JPMorgan Chase & Co.	6.300%	04/23/19	142,029
90,000	Morgan Stanley, GMTN	5.500%	07/28/21	103,548
70,000	Nomura Holdings, Inc.	5.000%	03/04/15	71,974
85,000	PNC Funding Corp.	4.250%	09/21/15	88,774
55,000	SunTrust Banks, Inc.	6.000%	09/11/17	62,334
ENERGY - 2.3%
$55,000	Baker Hughes, Inc.	6.875%	01/15/29	$73,598
50,000	ONEOK Partners LP	6.850%	10/15/37	63,204
70,000	Peabody Energy Corp.	7.375%	11/01/16	77,263
55,000	Valero Energy Corp.	9.375%	03/15/19	72,263
FOOD, BEVERAGE & TOBACCO - 1.6%
$13,000	Altria Group, Inc.	9.700%	11/10/18	$17,050
50,000	Ingredion, Inc.	4.625%	11/01/20	53,949
100,000	PepsiCo, Inc.	7.900%	11/01/18	124,591
HEALTH CARE EQUIPMENT & SERVICES - 2.4%
$55,000	Cigna Corp.	2.750%	11/15/16	$57,151
75,000	Laboratory Corp. of America Holdings	3.125%	05/15/16	78,151
80,000	UnitedHealth Group, Inc.	6.000%	02/15/18	92,376
70,000	WellPoint, Inc.	4.350%	08/15/20	76,495
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
$60,000	Estee Lauder Cos., Inc. (The)	6.000%	05/15/37	$73,505
INFORMATION SERVICES - 1.2%
$85,000	Equifax, Inc.	4.450%	12/01/14	$86,376
50,000	Moody's Corp.	5.500%	09/01/20	56,925

See Notes to Financial Statements.	27

Wright Total Return Bond Fund (WTRB) Portfolio of Investments – As of June 30, 2014

Face Amount	Description	Coupon Rate		Maturity Date	Value

INSURANCE - 2.9%
$50,000	Loews Corp.	5.250%		03/15/16	$53,817
105,000	PartnerRe Finance B, LLC	5.500%		06/01/20	119,585
55,000	Principal Financial Group, Inc.	8.875%		05/15/19	71,082
50,000	Prudential Financial, Inc., MTN	4.500%		11/15/20	55,188
50,000	Prudential Financial, Inc., MTN, Series D	7.375%		06/15/19	61,986
MATERIALS - 2.4%
$70,000	Dow Chemical Co. (The)	7.375%		03/01/23	$87,372
70,000	Greif, Inc.	6.750%		02/01/17	78,050
100,000	Lubrizol Corp.	8.875%		02/01/19	128,554
MEDIA - 2.5%
$90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$131,022
40,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	5.000%		03/01/21	44,717
45,000	McGraw Hill Financial, Inc.	5.900%		11/15/17	49,975
65,000	Time Warner Cos., Inc.	6.950%		01/15/28	84,007
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
$95,000	Thermo Fisher Scientific, Inc.	3.150%		01/15/23	$94,010
PIPELINES - 1.5%
$60,000	Spectra Energy Capital, LLC	5.650%		03/01/20	$67,774
100,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	118,864
REAL ESTATE - 0.8%
$100,000	Simon Property Group LP	2.750%		02/01/23	$96,785
RETAILING - 1.4%
$95,000	Kohl's Corp.	4.000%		11/01/21	$99,160
72,000	L Brands, Inc.	5.250%		11/01/14	73,296
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
$115,000	Applied Materials, Inc.	7.125%		10/15/17	$134,490
SOFTWARE & SERVICES - 2.7%
$60,000	Adobe Systems, Inc.	4.750%		02/01/20	$66,822
105,000	International Business Machines Corp.	7.625%		10/15/18	129,946
80,000	Oracle Corp.	5.375%		07/15/40	91,277
50,000	Symantec Corp.	4.200%		09/15/20	51,949
TELECOMMUNICATIONS - 1.0%
$55,000	BellSouth Corp.	6.000%		11/15/34	$61,410
50,000	Verizon Communications, Inc.	7.750%		12/01/30	68,749
TRANSPORTATION – 1.2%
$70,000	Burlington Northern Santa Fe, LLC	6.200%		08/15/36	$87,070
60,000	FedEx Corp.	4.000%		01/15/24	62,656
UTILITIES - 5.5%
$110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	$133,780
90,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	111,836
80,000	Exelon Generation Co., LLC	5.200%		10/01/19	90,076
115,000	NextEra Energy Capital Holdings, Inc., Series D	7.300%	(1)	09/01/67	126,878
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	62,531
60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	68,156
75,000	Sempra Energy	6.500%		06/01/16	82,906

Total Corporate Bonds (identified cost, $4,651,647)	$5,215,339

See Notes to Financial Statements.	28

Wright Total Return Bond Fund (WTRB) Portfolio of Investments – As of June 30, 2014

Face Amount	Description	Coupon Rate	Maturity Date	Value

U.S. GOVERNMENT INTERESTS - 47.8%

AGENCY MORTGAGE-BACKED SECURITIES - 35.3%
$46,713	FHLMC Gold Pool #A32600	5.500%		05/01/35	$52,117
14,737	FHLMC Gold Pool #C01646	6.000%		09/01/33	16,778
19,696	FHLMC Gold Pool #C27663	7.000%		06/01/29	20,144
81,776	FHLMC Gold Pool #C47318	7.000%		09/01/29	95,387
53,358	FHLMC Gold Pool #C66878	6.500%		05/01/32	60,636
65,477	FHLMC Gold Pool #C91046	6.500%		05/01/27	73,837
10,118	FHLMC Gold Pool #D66753	6.000%		10/01/23	11,362
608	FHLMC Gold Pool #E00903	7.000%		10/01/15	623
75,963	FHLMC Gold Pool #G01035	6.000%		05/01/29	86,383
20,458	FHLMC Gold Pool #G02478	5.500%		12/01/36	22,807
47,116	FHLMC Gold Pool #N30514	5.500%		11/01/28	52,642
169,745	FHLMC Gold Pool #P00024	7.000%		09/01/32	184,921
38,268	FHLMC Gold Pool #P50064	7.000%		09/01/30	43,434
47,056	FHLMC Pool #1B1291	2.378%	(1)	11/01/33	49,967
129,251	FHLMC Pool #1G0233	2.261%	(1)	05/01/35	137,439
11,209	FHLMC Pool #781071	2.534%	(1)	11/01/33	11,980
7,505	FHLMC Pool #781804	4.965%	(1)	07/01/34	7,779
3,791	FHLMC Pool #781884	5.150%	(1)	08/01/34	3,966
10,380	FHLMC Pool #782862	5.106%	(1)	11/01/34	10,784
104,670	FHLMC, Series 1983, Class Z	6.500%		12/15/23	116,392
87,158	FHLMC, Series 2044, Class PE	6.500%		04/15/28	97,599
406,580	FHLMC, Series 2627, Class MW	5.000%		06/15/23	438,972
70,251	FNMA Pool #253057	8.000%		12/01/29	79,474
1,715	FNMA Pool #479477	6.000%		01/01/29	1,932
3,019	FNMA Pool #489357	6.500%		03/01/29	3,411
8,704	FNMA Pool #535332	8.500%		04/01/30	10,854
16,281	FNMA Pool #545782	7.000%		07/01/32	18,808
10,565	FNMA Pool #597396	6.500%		09/01/31	11,948
39,194	FNMA Pool #621284	6.500%		12/01/31	45,373
11,630	FNMA Pool #725866	4.500%		09/01/34	12,622
38,729	FNMA Pool #738630	5.500%		11/01/33	43,336
122,642	FNMA Pool #745001	6.500%		09/01/35	138,397
55,505	FNMA Pool #745467	2.520%	(1)	04/01/36	59,169
93,346	FNMA Pool #745755	5.000%		12/01/35	103,989
35,483	FNMA Pool #747529	4.500%		10/01/33	38,564
302,014	FNMA Pool #781893	4.500%		11/01/31	330,144
15,368	FNMA Pool #809888	4.500%		03/01/35	16,677
225,382	FNMA Pool #888366	7.000%		04/01/37	251,818
206,434	FNMA Pool #888367	7.000%		03/01/37	230,462
145,393	FNMA Pool #888417	6.500%		01/01/36	165,890
9,058	FNMA Pool #906455	5.917%	(1)	01/01/37	9,685
11,282	GNMA I Pool #376400	6.500%		02/15/24	12,827
16,108	GNMA I Pool #379982	7.000%		02/15/24	17,574
96,057	GNMA I Pool #393347	7.500%		02/15/27	108,143
34,182	GNMA I Pool #410081	8.000%		08/15/25	38,890
29,494	GNMA I Pool #427199	7.000%		12/15/27	30,885
19,726	GNMA I Pool #448490	7.500%		03/15/27	20,931
38,675	GNMA I Pool #458762	6.500%		01/15/28	44,102
16,857	GNMA I Pool #460726	6.500%		12/15/27	19,166
7,855	GNMA I Pool #510706	8.000%		11/15/29	8,733
11,318	GNMA I Pool #581536	5.500%		06/15/33	12,752
53,565	GNMA II Pool #002630	6.500%		08/20/28	62,264
2,897	GNMA II Pool #002909	8.000%		04/20/30	3,530

See Notes to Financial Statements.	29

Wright Total Return Bond Fund (WTRB) Portfolio of Investments – As of June 30, 2014

Face Amount	Description	Coupon Rate	Maturity Date	Value
AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
7,175	GNMA II Pool #002972	7.500%	09/20/30	$8,632
2,734	GNMA II Pool #002973	8.000%	09/20/30	3,371
24,159	GNMA II Pool #003095	6.500%	06/20/31	28,213
170,468	GNMA II Pool #004841	8.000%	08/20/31	206,728
548,545	GNMA, Series 2010-44, Class NK	4.000%	10/20/37	575,929

U.S. TREASURIES - 12.5%
$590,000	U.S. Treasury Bond	3.125%		02/15/42	$571,009
90,000	U.S. Treasury Note	2.625%		11/15/20	93,501
1,070,000	U.S. Treasury Strip Coupon	2.520-2.892%	(2)	05/15/22	887,166

Total U.S. Government Interests (identified cost, $5,720,830)	$5,922,848

TOTAL FIXED INCOME INVESTMENTS (identified cost, $11,266,982) — 97.7%	$12,098,339

SHORT-TERM INVESTMENTS - 1.5%

$177,274	Fidelity Government Money Market Fund, 0.01% (1)	$177,274

TOTAL SHORT-TERM INVESTMENTS (identified cost, $177,274) — 1.5%	$177,274

TOTAL INVESTMENTS (identified cost, $11,444,256) — 99.2%	$12,275,613

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.8%	103,811

NET ASSETS — 100.0%	$12,379,424

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
(1)	Variable rate security. Rate presented is as of June 30, 2014.
(2)	Rate presented is yield to maturity.

Portfolio Composition by Security Type
% of total investments at June 30, 2014
Commercial Mortgage-Backed Securities	7.8%
Corporate Bonds	42.1%
U.S. Government Interests	35.3%
Short-Term Investments	1.5%

See Notes to Financial Statements.	30

Wright Total Return Bond Fund (WTRB)

STATEMENT OF ASSETS AND LIABILITIES			STATEMENT OF OPERATIONS
As of June 30, 2014			For the Six Months Ended June 30, 2014

ASSETS:	FALSE		INVESTMENT INCOME (Note 1C)		FALSE
Investments, at value				Interest income	$267,157
(identified cost $11,444,256) (Note 1A)	$12,275,613	######	1.00E+07	Dividend income	5
Receivable for fund shares sold	1,146			Total investment income	$267,162
Receivable for investment securities sold	1,159
Dividends and interest receivable	97,866		Expenses –
Prepaid expenses and other assets	20,853			Investment adviser fee (Note 3)	$29,919
Total assets	$12,396,637			Administrator fee (Note 3)	4,654
				Trustee expense (Note 3)	6,732
LIABILITIES:				Custodian fee	2,063
Payable for fund shares reacquired	$805			Accountant fee	17,744
Distributions payable	6,408			Pricing	12,674
Accrued expenses and other liabilities	10,000			Distribution expenses (Note 4)	16,621
Total liabilities	$17,213			Transfer agent fee	10,662
NET ASSETS	$12,379,424			Printing	18
				Shareholder communications	2,246
NET ASSETS CONSIST OF:				Audit services	9,559
Paid-in capital	$13,145,858			Legal services	2,185
Accumulated net realized loss on investments	(1,545,706)			Compliance services	2,596
Distributions in excess of net investment income	(52,085)			Registration costs	10,080
Unrealized appreciation on investments	831,357			Interest expense (Note 8)	179
Net assets applicable to outstanding shares	$12,379,424			Miscellaneous	10,626
				Total expenses	$138,558
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	975,501
			Deduct –
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$12.69			Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(75,218)
				Net expenses	$63,340
				Net investment income	$203,822

			REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
				Net realized gain on investment transactions	$97,212
				Net change in unrealized appreciation (depreciation) on investments	158,481
				Net realized and unrealized gain on investments	$255,693
				Net increase in net assets from operations	$459,515

See Notes to Financial Statements.	31

Wright Total Return Bond Fund (WTRB)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2014	December 31, 2013
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$203,822	$518,259
0	Net realized gain on investment transactions	97,212	177,389
Net change in unrealized appreciation (depreciation) on investments	158,481	(1,134,346)
Net increase (decrease) in net assets from operations	$459,515	$(438,698)
Distributions to shareholders (Note 2)
From net investment income	$(255,907)	$(665,626)
Total distributions	$(255,907)	$(665,626)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(3,266,593)	$(7,939,140)
Net decrease in net assets	$(3,062,985)	$(9,043,464)
##
NET ASSETS:
At beginning of period	15,442,409	24,485,873
At end of period	$12,379,424	$15,442,409

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(52,085)	$-

See Notes to Financial Statements.	32

Wright Total Return Bond Fund (WTRB)

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2014		2013	2012	2011	2010	2009

Net asset value, beginning of period	$12.520		$13.300	$13.220	$12.890	$12.620	$11.990
Income (loss) from investment operations:
Net investment income (1)	0.192		0.378	0.339	0.420	0.437	0.558
Net realized and unrealized gain (loss)	0.220		(0.673)	0.206	0.425	0.336	0.676
Total income (loss) from investment operations	0.412		(0.295)	0.545	0.845	0.773	1.234

Less distributions:
From net investment income	(0.242)		(0.485)	(0.465)	(0.515)	(0.503)	(0.604)
Net asset value, end of period	$12.690		$12.520	$13.300	$13.220	$12.890	$12.620
Total Return(2)	3.31	%(3)	(2.25)%	4.16%	6.68%	6.18%	10.53%
Ratios/Supplemental Data(5):
Net assets, end of period (000 omitted)	$12,379	$15,442	$24,486	$30,623	$31,530		$24,556
Ratios (As a percentage of average daily net assets):
Net expenses	0.95	%(4)	0.95%	0.95%	0.95%	0.83%	0.70%
Net expenses after custodian fee reduction	N/A		N/A	N/A	N/A	N/A	0.70%
Net investment income	3.07	%(4)	2.93%	2.54%	3.22%	3.38%	4.53%
Portfolio turnover rate	7	%(3)	46%	68%	55%	119%	61%

	For the six months ended June 30, 2014, and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009		For the six months ended June 30, 2014, and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009
(1)		Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)		Not annualized.
(4)		Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2014		2013	2012	2011	2010	2009

Ratios (As a percentage of average daily net assets):
Expenses	2.08	%(4)	1.80%	1.41%	1.37%	1.43%	1.55%
Expenses after custodian fee reduction	N/A		N/A	N/A	N/A	N/A	1.55%
Net investment income	1.94	%(4)	2.08%	2.08%	2.80%	2.78%	3.68%

See Notes to Financial Statements.	33

Wright Current Income Fund (WCIF) Portfolio of Investments – As of June 30, 2014

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 96.7%

AGENCY MORTGAGE-BACKED SECURITIES - 96.7%
$222,145	FHLMC Gold Pool #A85905	5.000%	05/01/39	$248,234
574,689	FHLMC Gold Pool #A88945	4.000%	08/01/39	611,152
11,939	FHLMC Gold Pool #C00548	7.000%	08/01/27	13,820
33,503	FHLMC Gold Pool #C00778	7.000%	06/01/29	38,790
171,243	FHLMC Gold Pool #C01375	6.500%	07/01/32	193,384
123,240	FHLMC Gold Pool #C91034	6.000%	06/01/27	140,114
13,173	FHLMC Gold Pool #D81642	7.500%	08/01/27	13,562
43,111	FHLMC Gold Pool #D82572	7.000%	09/01/27	48,342
231	FHLMC Gold Pool #E00721	6.500%	07/01/14	231
6,178	FHLMC Gold Pool #E81704	8.500%	05/01/15	6,283
186,587	FHLMC Gold Pool #G00892	6.500%	12/01/27	212,732
93,621	FHLMC Gold Pool #G02809	6.500%	05/01/36	105,571
66,859	FHLMC Gold Pool #G04710	6.000%	09/01/38	75,747
91,454	FHLMC Gold Pool #G08012	6.500%	09/01/34	103,237
194,468	FHLMC Gold Pool #G08022	6.000%	11/01/34	221,401
163,347	FHLMC Gold Pool #G08047	6.000%	03/01/35	185,935
802,206	FHLMC Gold Pool #G08378	6.000%	10/01/39	902,083
703,697	FHLMC Gold Pool #G30482	4.500%	05/01/30	766,318
137,751	FHLMC Gold Pool #G80111	7.300%	12/17/22	152,666
27,129	FHLMC Gold Pool #H09098	6.500%	10/01/37	28,887
169,745	FHLMC Gold Pool #P00024	7.000%	09/01/32	184,921
116,319	FHLMC Gold Pool #P50019	7.000%	07/01/24	132,022
1,051,449	FHLMC Gold Pool #P50079	5.000%	07/01/33	1,130,758
264,093	FHLMC Gold Pool #T30126	5.550%	07/01/37	308,609
244,351	FHLMC Gold Pool #T30133	5.550%	07/01/37	287,278
595,475	FHLMC Gold Pool #T60798	3.500%	07/01/42	607,311
232,334	FHLMC Gold Pool #U30400	5.550%	06/01/37	273,468
366,961	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	410,660
56,898	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	65,856
39,930	FHLMC, Series 2201, Class C	8.000%	11/15/29	46,636
177,785	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	199,296
83,348	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	95,968
45,671	FHLMC, Series 2576, Class HC	5.500%	03/15/33	50,048
143,134	FHLMC, Series 2802, Class OH	6.000%	05/15/34	158,263
391,752	FHLMC, Series 3033, Class WY	5.500%	09/15/35	433,409
161,131	FHLMC, Series 3072, Class DL	6.000%	02/15/35	182,467
93,748	FHLMC, Series 3255, Class QE	5.500%	12/15/36	102,814
128,163	FHLMC, Series 3641, Class TB	4.500%	03/15/40	137,842
108,025	FHLMC, Series 3814, Class B	3.000%	02/15/26	109,040
858,475	FHLMC, Series 3969, Class JY	4.500%	12/15/41	905,944
163,594	FHLMC, Series 4011, Class DA	4.000%	09/15/41	161,175
1,538,874	FHLMC, Series 4011, Class DB	4.000%	09/15/41	1,529,335
345,126	FHLMC, Series 4097, Class VT	3.500%	08/15/25	365,437
93,254	FHLMC, Series 4103, Class DV	3.000%	11/15/25	95,748
1,889,168	FHLMC, Series 4142, Class PN	2.500%	12/15/32	1,798,299
120,151	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	135,038
43,438	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	48,637
74,648	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	85,130
336,154	FNMA Pool #252034	7.000%	09/01/28	390,036
62,229	FNMA Pool #252215	6.000%	11/01/28	70,927
449,984	FNMA Pool #256182	6.000%	03/01/36	504,294
424,223	FNMA Pool #256677	6.000%	04/01/27	478,251
65,409	FNMA Pool #256972	6.000%	11/01/37	71,789

See Notes to Financial Statements.	34

Wright Current Income Fund (WCIF) Portfolio of Investments – As of June 30, 2014

Face Amount	Description	Coupon Rate	Maturity Date	Value

$402,447	FNMA Pool #257138	5.000%	03/01/38	$437,776
15,678	FNMA Pool #535131	6.000%	03/01/29	17,878
90,083	FNMA Pool #594207	6.500%	02/01/31	101,224
40,227	FNMA Pool #673315	5.500%	11/01/32	45,076
179,614	FNMA Pool #721255	5.500%	07/01/33	201,868
55,554	FNMA Pool #733750	6.310%	10/01/32	62,571
195,905	FNMA Pool #735861	6.500%	09/01/33	226,177
245,753	FNMA Pool #745001	6.500%	09/01/35	277,321
428,750	FNMA Pool #745318	5.000%	12/01/34	478,958
33,344	FNMA Pool #745630	5.500%	01/01/29	37,310
88,550	FNMA Pool #801357	5.500%	08/01/34	99,655
467,675	FNMA Pool #801506	4.750%	09/01/34	508,618
110,457	FNMA Pool #813839	6.000%	11/01/34	121,513
492,408	FNMA Pool #819457	4.750%	02/01/35	535,616
933,585	FNMA Pool #846323	4.250%	11/01/35	1,001,249
609,862	FNMA Pool #851762	4.250%	01/01/36	648,432
95,510	FNMA Pool #871394	7.000%	04/01/21	103,816
159,165	FNMA Pool #888211	7.000%	08/01/36	184,806
46,514	FNMA Pool #888367	7.000%	03/01/37	51,928
98,524	FNMA Pool #888534	5.000%	08/01/37	107,197
1,306,754	FNMA Pool #891367	4.750%	04/01/36	1,430,231
257,614	FNMA Pool #908160	5.500%	12/01/36	279,694
258,096	FNMA Pool #930504	5.000%	02/01/39	283,764
98,257	FNMA Pool #930664	6.500%	03/01/39	110,482
582,943	FNMA Pool #940441	5.780%	03/01/37	652,279
42,455	FNMA Pool #954957	6.000%	10/01/37	46,522
94,051	FNMA Pool #995346	6.500%	09/01/36	106,115
253,227	FNMA Pool #995656	7.000%	06/01/33	292,893
582,532	FNMA Pool #AD0329	6.500%	09/01/28	657,320
117,762	FNMA Pool #AD0756	6.500%	11/01/28	132,865
944,122	FNMA Pool #AI0108	5.000%	04/01/41	1,063,586
467,454	FNMA Pool #AL3036	6.000%	02/01/38	530,210
419,670	FNMA Pool #MA0559	5.000%	09/01/30	467,468
189,000	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	205,843
41,041	FNMA Whole Loan, Series 2003-W18, Class 1A6	5.370%	08/25/43	41,823
308,325	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	361,255
215,291	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	247,073
98,686	FNMA, Series 2001-52, Class YZ	6.500%	10/25/31	110,918
90,097	FNMA, Series 2002-15, Class QH	6.000%	04/25/32	99,771
84,214	FNMA, Series 2003-30, Class JQ	5.500%	04/25/33	92,876
417,528	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	467,141
228,106	FNMA, Series 2004-17, Class H	5.500%	04/25/34	254,559
285,000	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	308,361
256,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	281,817
129,581	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	143,780
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	202,727
214,241	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	237,609
788,000	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	910,793
390,794	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	429,689
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	918,193
850,000	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	948,585
88,282	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	95,367
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	170,159
210,000	FNMA, Series 2011-37, Class LH	4.000%	11/25/40	218,633
247,970	FNMA, Series 2012-51, Class B	7.000%	05/25/42	281,645
397,449	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	422,393

See Notes to Financial Statements.	35

Wright Current Income Fund (WCIF) Portfolio of Investments – As of June 30, 2014

Face Amount	Description	Coupon Rate	Maturity Date	Value

$145,236	FNMA, Series G93-5, Class Z	6.500%	02/25/23	$164,009
30,305	GNMA I Pool #471369	5.500%	05/15/33	34,036
108,038	GNMA I Pool #487108	6.000%	04/15/29	124,897
91,381	GNMA I Pool #489377	6.375%	03/15/29	102,812
73,970	GNMA I Pool #509930	5.500%	06/15/29	82,640
96,579	GNMA I Pool #509965	5.500%	06/15/29	107,891
28,989	GNMA I Pool #595606	6.000%	11/15/32	32,616
5,382	GNMA I Pool #602377	4.500%	06/15/18	5,666
3,827	GNMA I Pool #603377	4.500%	01/15/18	3,988
247,571	GNMA I Pool #615272	4.500%	07/15/33	271,480
80,110	GNMA I Pool #615403	4.500%	08/15/33	88,068
58,782	GNMA I Pool #616829	5.500%	01/15/25	65,656
65,605	GNMA I Pool #623190	6.000%	12/15/23	73,758
238,111	GNMA I Pool #624600	6.150%	01/15/34	267,895
53,088	GNMA I Pool #640940	5.500%	05/15/35	60,381
36,466	GNMA I Pool #677162	5.500%	08/15/23	39,686
247,837	GNMA I Pool #697999	4.500%	02/15/24	264,360
545,186	GNMA I Pool #711286	6.500%	10/15/32	619,975
446,475	GNMA I Pool #733602	5.000%	04/15/40	504,138
181,872	GNMA I Pool #782771	4.500%	09/15/24	194,007
194,089	GNMA I Pool #AB1821	3.250%	10/15/42	195,994
54,052	GNMA II Pool #003284	5.500%	09/20/32	60,793
98,286	GNMA II Pool #003346	5.500%	02/20/33	110,648
34,052	GNMA II Pool #003401	4.500%	06/20/33	37,529
230,183	GNMA II Pool #003403	5.500%	06/20/33	259,230
54,597	GNMA II Pool #003554	4.500%	05/20/34	60,161
150,542	GNMA II Pool #003689	4.500%	03/20/35	165,259
284,892	GNMA II Pool #003931	6.000%	12/20/36	323,811
22,250	GNMA II Pool #004284	5.500%	11/20/38	23,941
235,503	GNMA II Pool #004291	6.000%	11/20/38	267,879
120,728	GNMA II Pool #004412	5.000%	04/20/39	129,450
303,572	GNMA II Pool #004561	6.000%	10/20/39	345,725
252,461	GNMA II Pool #004702	3.500%	06/20/25	267,410
301,047	GNMA II Pool #004753	8.000%	08/20/30	364,606
962,656	GNMA II Pool #004838	6.500%	10/20/40	1,088,067
88,774	GNMA II Pool #575787	5.760%	03/20/33	102,583
196,048	GNMA II Pool #610116	5.760%	04/20/33	225,834
64,133	GNMA II Pool #610143	5.760%	06/20/33	72,308
67,887	GNMA II Pool #612121	5.760%	07/20/33	76,454
208,959	GNMA II Pool #648541	6.000%	10/20/35	234,145
119,516	GNMA II Pool #748939	4.000%	09/20/40	128,215
471,783	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	535,733
115,417	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	132,946
390,098	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	438,198
162,506	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	187,359
650,000	GNMA, Series 2001-53, Class PB	6.500%	11/20/31	757,530
274,765	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	314,035
258,647	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	291,816
104,063	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	118,820
81,212	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	92,789
141,544	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	161,686
69,764	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	78,977
187,656	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	205,847
136,000	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	146,615
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	167,260
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	195,865

See Notes to Financial Statements.	36

Wright Current Income Fund (WCIF) Portfolio of Investments – As of June 30, 2014

Face Amount	Description	Coupon Rate	Maturity Date	Value

$503,000	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	$556,720
541,482	GNMA, Series 2003-57, Class C	4.500%	04/20/33	585,335
111,000	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	125,958
91,968	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	97,562
107,589	GNMA, Series 2004-63, Class AG	6.000%	07/20/32	121,158
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	231,742
872,376	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	951,510
350,618	GNMA, Series 2005-49, Class B	5.500%	06/20/35	392,076
227,000	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	250,768
100,000	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	110,521
43,629	GNMA, Series 2007-18, Class B	5.500%	05/20/35	49,458
814,000	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	909,930
163,646	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	179,097
97,993	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	108,025
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	265,714
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	338,716
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	344,154
757,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	880,253
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	173,750
592,658	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	670,394
706,000	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	784,529
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,289,545
350,000	GNMA, Series 2010-89, Class BG	4.000%	07/20/40	361,716

Total Agency Mortgage-Backed Securities (identified cost, $55,607,082)	$56,630,731

TOTAL FIXED INCOME INVESTMENTS (identified cost, $55,607,082) — 96.7%	$56,630,731

SHORT-TERM INVESTMENTS - 5.1%

$2,997,880	Fidelity Government Money Market Fund, 0.01% (1)	$2,997,880

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,997,880) — 5.1%	$2,997,880

TOTAL INVESTMENTS (identified cost, $58,604,962) — 101.8%	$59,628,611

LIABILITIES, IN EXCESS OF OTHER ASSETS — (1.8)%	(1,061,876)

NET ASSETS — 100.0%	$58,566,735

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of June 30, 2014.

Portfolio Composition by Security Type
% of total investments at June 30, 2014
Agency Mortgage-Backed Securities	95.0%
Short-Term Investments	5.0%

See Notes to Financial Statements.	37

Wright Current Income Fund (WCIF)

STATEMENT OF ASSETS AND LIABILITIES			STATEMENT OF OPERATIONS
As of June 30, 2014			For the Six Months Ended June 30, 2014

ASSETS:	FALSE		INVESTMENT INCOME (Note 1C)		FALSE
Investments, at value				Interest income	$969,406
(identified cost $58,604,962) (Note 1A)	$59,628,611	######	6.00E+07	Dividend income	98
Receivable for fund shares sold	47,110			Total investment income	$969,504
Dividends and interest receivable	222,729
Prepaid expenses and other assets	23,122		Expenses –
Total assets	$59,921,572			Investment adviser fee (Note 3)	$130,348
				Administrator fee (Note 3)	26,070
LIABILITIES:				Trustee expense (Note 3)	6,906
Payable for fund shares reacquired	$19,751			Custodian fee	2,853
Payable for investment securities purchased	1,216,528			Accountant fee	19,967
Distributions payable	99,036			Pricing	23,433
Accrued expenses and other liabilities	19,522			Distribution expenses (Note 4)	72,415
Total liabilities	$1,354,837			Transfer agent fee	14,297
NET ASSETS	$58,566,735			Printing	82
				Shareholder communications	3,279
NET ASSETS CONSIST OF:				Audit services	9,788
Paid-in capital	$61,040,719			Legal services	9,601
Accumulated net realized loss on investments	(3,081,650)			Compliance services	3,345
Distributions in excess of net investment income	(415,983)			Registration costs	10,628
Unrealized appreciation on investments	1,023,649			Miscellaneous	19,002
Net assets applicable to outstanding shares	$58,566,735			Total expenses	$352,014

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	6,170,167		Deduct –
				Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(91,318)
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$9.49			Net expenses	$260,696
				Net investment income	$708,808

			REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
				Net realized gain on investment transactions	$277,644
				Net change in unrealized appreciation (depreciation) on investments	453,908
				Net realized and unrealized gain on investments	$731,552
				Net increase in net assets from operations	$1,440,360

38

Wright Current Income Fund (WCIF)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2014	December 31, 2013
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$708,808	$1,262,003
0	Net realized gain (loss) on investment transactions	277,644	(275,429)
Net change in unrealized appreciation (depreciation) on investments	453,908	(2,419,901)
Net increase (decrease) in net assets from operations	$1,440,360	$(1,433,327)
Distributions to shareholders (Note 2)
From net investment income	$(1,125,079)	$(2,763,577)
Total distributions	$(1,125,079)	$(2,763,577)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(1,125,105)	$(15,880,571)
Net decrease in net assets	$(809,824)	$(20,077,475)
##
NET ASSETS:
At beginning of period	59,376,559	79,454,034
At end of period	$58,566,735	$59,376,559

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(415,983)	$288

39

Wright Current Income Fund (WCIF)

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended June 30,	Years Ended December 31,
FINANCIAL HIGHLIGHTS	2014		2013	2012	2011	2010	2009

Net asset value, beginning of period	$9.440		$10.010	$10.100	$9.910	$9.830	$9.700
Income (loss) from investment operations:
Net investment income (1)	0.115		0.173	0.225	0.303	0.377	0.472
Net realized and unrealized gain (loss)	0.118		(0.365)	0.081	0.302	0.175	0.118
Total income (loss) from investment operations	0.233		(0.192)	0.306	0.605	0.552	0.590

Less distributions:
From net investment income	(0.183)		(0.378)	(0.396)	(0.415)	(0.472)	(0.460)
Net asset value, end of period	$9.490		$9.440	$10.010	$10.100	$9.910	$9.830
Total Return(2)	2.48	%(3)	(1.95)%	3.06%	6.22%	5.70%	6.20%
Ratios/Supplemental Data(1):
Net assets, end of period (000 omitted)	$58,567	$59,377	$79,454	$61,325	$40,584		$33,029
Ratios (As a percentage of average daily net assets):
Net expenses	0.90	%(4)	0.90%	0.90%	0.90%	0.90%	0.92%
Net expenses after custodian fee reduction	N/A		N/A	N/A	N/A	N/A	0.92%
Net investment income	2.45	%(4)	1.77%	2.23%	3.03%	3.79%	4.81%
Portfolio turnover rate	15	%(3)	39%	27%	50%	54%	57%

	For the six months ended June 30, 2014, and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009		For the six months ended June 30, 2014, and for the years ended December 31, 2013, 2012, 2011, 2010 and 2009
(1)		Computed using average shares outstanding.
(2)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)		Not annualized.
(4)		Annualized.
(5)
For each of the periods presented, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2014		2013	2012	2011	2010	2009

Ratios (As a percentage of average daily net assets):
Expenses	1.22	%(4)	1.16%	1.16%	1.19%	1.33%	1.32%
Expenses after custodian fee reduction	N/A		N/A	N/A	N/A	N/A	1.32%
Net investment income	2.13	%(4)	1.51%	1.97%	2.74%	3.36%	4.41%

40

The Wright Managed Income Trust Notes to Financial Statements

1. Significant Accounting Policies

Wright Total Return Bond Fund (“WTRB”) and Wright Current Income Fund (“WCIF”) (each a “Fund” and collectively, the “Funds”) (the Funds constituting Wright Managed Income Trust (the “Trust”)), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. WTRB seeks a superior rate of total return, consisting of a high level of income plus price appreciation. WCIF seeks a high level of current income consistent with moderate fluctuations of principal.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations – Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by third party pricing services, when these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service as described above. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Funds in a manner that most fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C. Income – Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Funds are informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

Paydown gains and losses are included in interest income.

D. Federal Taxes – Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2013, WTRB and  WCIF, for federal income tax purposes, had capital loss carryforwards subject to expiration of $1,438,598 and $2,990,870, respectively, which will reduce each Fund’s taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:
41

The Wright Managed Income Trust Notes to Financial Statements

December 31,	WTRB	WCIF
2014	$940,468	$ -
2015	199,047	160,341
2017	299,083	-

As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized on or after January 1, 2011 (effective date) may be carried forward indefinitely to offset future realized capital gains; however, post-effective losses must be used before pre-effective capital loss carryforwards with expiration dates.  Therefore, it is possible that all or a portion of a fund’s pre-effective capital loss carryforwards could expire unused.  In addition to the amounts noted in the table above, WCIF has $1,610,948 available short term capital loss carryforwards and $1,219,581 available long term capital loss carryforwards that have no expiration date.

As of June 30, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended December 31, 2013, remains subject to examination by the Internal Revenue Service.

E. Expenses – The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

F. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. Indemnifications – Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Funds. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

H. Interim Financial Statements – The interim financial statements relating to June 30, 2014, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2. Distributions to Shareholders

The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly.  Distributions of net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

42

The Wright Managed Income Trust Notes to Financial Statements

As of December 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	WTRB	WCIF
Undistributed ordinary income	$-	$288
Capital loss carryforward and post October losses	(1,456,233)	(3,124,253)
Unrealized appreciation	486,191	334,700
Total	$(970,042)	$(2,789,265)

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, premium amortization and paydown gain (loss).

For tax purposes, the current year post-October loss was $17,635 and $133,383 (realized during the period November 1, 2013 through December 31, 2013) for WTRB and WCIF, respectively. These losses will be recognized for tax purposes on the first business day of each Fund’s next fiscal year, January 1, 2014.

3. Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Wright Investor Services, Inc. (“Wright”) as compensation for investment advisory services rendered to the Funds. The fees are computed at annual rates of the Funds' average daily net assets as noted below, and are payable monthly.

Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WTRB	0.45%	0.44%	0.42%	0.40%	0.35%
WCIF	0.45%	0.44%	0.42%	0.40%	0.35%

For the year ended June 30, 2014, the fee and the effective annual rate, as a percentage of average daily net assets for each of the Funds were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
WTRB	$ 29,919	0.45%
WCIF	$130,348	0.45%

The administrator fee is earned by Wright for administering the business affairs of each Fund. The fee is computed at an annual rate of 0.07% of the average daily net assets up to $100 million for WTRB and an annual rate of 0.09% of the average daily net assets up to $100 million for WCIF, and 0.05% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) serves as sub-administrator of the Funds to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.

For the period ended June 30, 2014, the administrator fee for WTRB and WCIF amounted to $4,654 and $26,070, respectively.

Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Funds’ principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Equity Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee

43

The Wright Managed Income Trust Notes to Financial Statements

is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in each Fund’s Statement of Operations.

4. Distribution and Service Plans

The Trust has in effect a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that each Fund will pay Wright Investors’ Service Distributors, Inc. (“WISDI”), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of each Fund for distribution services and facilities provided to the Funds by WISDI.  Distribution fees paid or accrued to WISDI for the period ended June 30, 2014, for WTRB  and WCIF were  $16,621 and $72,415, respectively. In addition, the Trustees have adopted a service plan (the “Service Plan”) which allows the Funds to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each Fund’s shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of each Fund’s average daily net assets. For the period ended June 30, 2014, the Funds did not accrue or pay any service fees.

Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 0.95% and 1.00% of the average daily net assets of WTRB and WCIF, respectively, through April 30, 2015 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. In addition, Wright and WISDI have voluntarily agreed to further limit the total annual expenses of WCIF to 0.90% of its average daily net assets. Such voluntary limitation may be terminated at any time. Pursuant to these agreements and voluntary limitation, Wright waived and/or reimbursed investment adviser fees of $58,597 and $18,903 for WTRB and WCIF, respectively. WISDI waived distribution fees of $16,621 and $72,415 for WTRB and WCIF, respectively.

5. Investment Transactions

Purchases and sales (including maturities and paydowns) of investments, other than short-term obligations, were as follows:

Six Months Ended June 30, 2014
	WTRB	WCIF
Purchases -
Non-U.S. Government & Agency Obligations	$ 240,598	$ -
U.S. Government & Agency Obligations	681,471	232,753
Sales -
Non-U.S. Government & Agency Obligations	$ 2,061,552	$ 8,282,432
U.S. Government & Agency Obligations	2,075,037	8,678,810

6. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

44

The Wright Managed Income Trust Notes to Financial Statements

December 31, 2014	36525	41820 #	#		41639
	Six Months Ended June 30, 2014			Year Ended December 31, 2013
	Shares	Amount		Shares	Amount
WTRB
Sold	32,091	$405,139		166,765	$2,158,136
Issued to shareholders in payment of distributions declared	16,706	211,579		38,483	494,615
Redemptions	(306,892)	(3,883,311)		(812,158)	(10,591,891)
Net decrease	(258,095)	$(3,266,593)		(606,910)	$(7,939,140)

December 31, 2014	36525	41820 #	#		41639
	Six Months Ended June 30, 2014			Year Ended December 31, 2013
	Shares	Amount		Shares	Amount
WCIF
Sold	708,761	$6,720,083		2,259,819	$22,209,423
Issued to shareholders in payment of distributions declared	52,323	496,528		127,114	1,235,624
Redemptions	(879,512)	(8,341,716)		(4,038,834)	(39,325,618)
Net decrease	(118,428)	$(1,125,105)		(1,651,901)	$(15,880,571)

7. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2014, as computed on a federal income tax basis, were as follows:

Year Ended December 31, 2013
	WTRB	WCIF
Aggregate cost	$11,444,256	$58,604,962
Gross unrealized appreciation	$5,360,547	$1,452,921
Gross unrealized depreciation	(4,529,190)	(429,272)
Net unrealized appreciation	$831,357	$1,023,649

8. Line of Credit

The Funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with Union Bank of California, N.A. (“Union Bank”). The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to each Fund, they may be unable to borrow some or all of the Funds’ requested amounts at any particular time. At June 30, 2014, the Funds had no outstanding balances pursuant to this line of credit.

The average borrowings and average interest rate (based on days with outstanding balances) for the period ended June 30, 2014, were as follows:

WTRB
Average borrowings	$143,015
Average interest rate	1.15%

45

The Wright Managed Income Trust Notes to Financial Statements

9. Fair Value Measurements

Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the inputs used in valuing each Fund’s investments, which are carried at value, were as follows:

WTRB
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commerical Mortgage-Backed Securities	$-	$960,152	$-	$960,152
Corporate Bonds	-	5,215,339	-	5,215,339
U.S. Government Interests	-	5,922,848	-	5,922,848
Short-Term Investments	-	177,274	-	177,274
Total Investments	$-	$12,275,613	$-	$12,275,613

WCIF
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$56,630,731	$-	$56,630,731
Short-Term Investments	-	2,997,880	-	2,997,880
Total Investments	$-	$59,628,611	$-	$59,628,611

The level classification by major category of investments is the same as the category presentation in each Fund’s Portfolio of Investments.

There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

10. Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the period ended June 30, 2014, events and transactions subsequent to June 30, 2014, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

46

Board of Trustees Annual Approval of the Investment Advisory Agreement

In evaluating the Investment Advisory Contracts, the Independent Trustees met separately from the Interested Trustees and reviewed and considered materials furnished by Wright, including information regarding Wright, its affiliates and personnel, operations and financial condition. The Independent Trustees discussed with representatives of Wright the portfolio management and operations of the funds and the capabilities of Wright to provide advisory and other services to each fund. The Independent Trustees considered, among other things, the following:

1. Performance and Quality of Services. The Trustees considered the quality of services provided by Wright as well as Wright’s oversight of vendors. The Trustees also considered the resources devoted to Wright’s compliance efforts and their record of compliance. The Trustees concluded that the services being provided by Wright are as agreed to in the Advisory Contracts and that the quality of service is good.

The Trustees relied on market comparisons and Morningstar data to assess the performance of each Fund over one, three, five and ten year periods. The Trustees noted that as of December 31, 2013: (i) the Wright Selected Blue Chip Equities Fund (“WSBC”) outperformed its benchmark and peer group for the one-, three-, and five-year periods; (ii) the Wright Major Blue Chip Equities Fund (“WMBC”) outperformed its benchmark and peer group for the one-year period, but underperformed its benchmark and peer group for the three- and five-year periods, (iii) the Wright International Blue Chip Equities Fund (“WIBC”) outperformed its peer group for the one-year period, but underperformed its benchmark for the one-, three-, and five-year periods and its peer group for the three- and five-year periods; (iv) the Wright Total Return Bond Fund (“WTRB”) outperformed its benchmark for the five-year period, but underperformed its benchmark for the one- and three-year periods and its peer group for the one-, three- and five-year periods; and (v) the Wright Current Income Fund (“WCIF”) outperformed its benchmark for the one-year period and its peer group for the one-, three- and five- year periods, but underperformed its benchmark for the three- and five-year periods.

2. Fees and expense ratios. The Trustees noted that the Funds’ expense ratios exceed those of some of their peers, but are reasonably similar and that the expense ratios for WSBC was lower than the median for their respective peer groups. The Trustees noted that the Funds’ expense ratios remain generally unchanged from the prior year, although they specifically noted that WIBC’s expense ratio had increased. They also considered the contractual expense limitations in place for each Fund. The Trustees concluded that, based upon the information provided by Wright, the compensation paid by the Funds to Wright is in the average range of compensation charged by other advisers for similar services and appear fair, and also that the Funds’ expenses do not appear excessive.

3. Relationship of fees and performance. The Trustees observed that performance in 2013 exceeded the Funds’ respective benchmarks, with the exception of WIBC which underperformed its benchmark. They also noted, that performance in 2013 for the Funds exceeded that of their respective peer groups, with the exception of WTRB which underperformed. The Trustees assessed each Fund’s fee structure against those of its peer group, as well as in comparison to the fee structure for private accounts. The Trustees concluded that, based on the overall short-term and long-term performance of the Funds, the fee structure appears to be fair and reasonable.

4. Profitability and Economies of Scale. The Trustees assessed the level of profitability to Wright as adviser to each Fund and concluded that such was reasonable and not excessive. The Trustees also considered Wright’s financial condition, and noted that continuing subsidies by Wright to the majority of the Funds limited the overall profitability of those Funds to Wright. The Trustees observed that the Funds have breakpoints which appear to be typical and serve to limit concerns over economies of scale. The Trustees concluded that economies of scale are not a major concern at the Funds’ current asset levels.

47

Important Notices Regarding Delivery of Shareholder Documents, Portfolio Holdings and Proxy Voting

The Wright Managed Blue Chip Investment Funds
Wright Investors’ Service, Inc.
Wright Investors’ Service Distributors, Inc.

Important Notice Regarding Delivery of Shareholders Documents

The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Wright, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Wright, or your financial adviser, otherwise.

If you would prefer that your Wright documents not be householded, please contact Wright at (800) 555-0644, or your financial adviser.

Your instructions that householding not apply to delivery of your Wright documents will be effective within 30 days of receipt by Wright or your financial adviser.

Portfolio Holdings

In accordance with rules established by the SEC, the Funds send semi-annual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth quarters, respectively, within 60 days of quarter-end and after filing with the SEC. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Funds’ complete portfolio holdings as reported in annual and semi-annual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://sec.gov/info/edgar/prrules.htm or by calling (800) SEC-0330). After filing, the Funds’ portfolio holdings as reported in annual and semi-annual reports are also available on Wright’s website at www.wrightinvestors.com and are available upon request at no additional cost by contacting Wright at (800) 555-0644.

Proxy Voting Policies and Procedures

From time to time funds are required to vote proxies related to the securities held by the funds. The Wright Managed Blue Chip Investment Funds vote proxies according to a set of policies and procedures approved by the Funds’ Board. You may obtain a description of these policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 without charge, upon request, by calling (800) 555-0644. This description is also available on the SEC website at http://www.sec.gov.

48

Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road, Milford, CT 06461

Semi-Annual Report

Officers and Trustees of the Funds
Peter M. Donovan, President and Trustee
A. M. Moody III, Vice President
James J. Clarke, Trustee
Dorcas R. Hardy, Trustee
Richard E. Taber, Trustee
Vicki S. Horwitz, Secretary
Michael J. McKeen, Treasurer

Investment Adviser and Administrator
Wright Investors' Service, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06461

Principal Underwriter
Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06461
e-mail: wright@wisi.com

Custodian
Union Bank, NA
350 California Street
San Francisco, California 94104

Transfer and Dividend Disbursing Agent
Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.

comb-sar-140630

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which a Fund’s shareholder may recommend nominees to the registrant’s board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A(17 CFR240 14a-101), or this item.

ITEM 11. CONTROLS AND PROCEDURES
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified to the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1)  Registrant’s Code of Ethics – Not applicable (please see Item 2)
(a)(2) Treasurer’s and President’s Section 302 certification
(a)(3)  Not applicable.
(b)      Combined 906 certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      The Wright Managed Income Trust (On behalf of Wright Total Return Bond Fund and Wright Current Income Fund)

By           /s/ Peter M. Donovan
Peter M. Donovan
President

Date        August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Peter M. Donovan
Peter M. Donovan
President

Date        August 14, 2014

By           /s/ Michael J. McKeen
        Michael J. McKeen
Treasurer

Date       August 14, 2014